Document and Entity Information	Mar. 05, 2019
Prospectus:
Document Type	497
Document Period End Date	Mar. 05, 2019
Registrant Name	MERGER FUND
Central Index Key	0000701804
Amendment Flag	false
Document Creation Date	Mar. 05, 2019
Document Effective Date	Mar. 05, 2019
Prospectus Date	May 01, 2018
The Merger Fund | The Merger Fund - Investor Class Shares
Prospectus:
Trading Symbol	MERFX
The Merger Fund | The Merger Fund - Institutional Class Shares
Prospectus:
Trading Symbol	MERIX